SCHEDULE OF STOCK WARRANTS OUTSTANDING TO PURCHASE COMMON STOCK (Details) (Parenthetical) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 30, 2020
Entity Listings [Line Items]
Proceeds from Issuance of Common Stock	$ 3.3		$ 33.0
Expected Initial Sales Period		3 years	3 years
Medigus Ltd [Member] | Exchange Agreement [Member]
Entity Listings [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		298,722	298,722
Outstanding Share Capital, Percentage		10.00%		10.00%